Share Based Payment Arrangements - Summary of Information about RSUs Outstanding and Exercisable (Details) - Restricted Share Units shares in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments	299	239	147
Weighted average remaining contractual life (in years)	1 year 6 months
30.70
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 30.70
Number of outstanding instruments	152
Weighted average remaining contractual life (in years)	1 year
32.41
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 32.41
Number of outstanding instruments	147
Weighted average remaining contractual life (in years)	2 years 1 month 6 days